Information on staff and remuneration - Fair Value of the warrants Compensation (Details)	12 Months Ended
	Dec. 31, 2020 DKK (kr) kr / shares	Dec. 31, 2019 DKK (kr) kr / shares	Dec. 31, 2018 DKK (kr) kr / shares
Disclosure of Information on staff and remuneration
Term (months)			P36M
Cost price	kr 48.4	kr 41.90	kr 32.80
Minimum
Disclosure of Information on staff and remuneration
Weighted average share price	216.8	127.00	90.00
Options, Exercise price	kr 224.1	kr 127.0	kr 90.0
Volatility	44.68%	41.90%	42.50%
Risk-free interest rate	(0.31%)	(0.45%)	(0.03%)
No granted | kr	631,288	641,029	655,500
Maximum
Disclosure of Information on staff and remuneration
Term (months)	P78M	P48M
Weighted average share price	kr 224.4	kr 220.00	kr 100.80
Options, Exercise price		kr 220.0	kr 100.8
Volatility	46.45%	43.50%	42.60%
Risk-free interest rate	(0.41%)	(0.63%)	0.05%
Cost price	kr 95.4	kr 69.50	kr 37.00
Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program
Disclosure of Information on staff and remuneration
Term (months)	P36M
Cost price	kr 216.8
Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program | Minimum
Disclosure of Information on staff and remuneration
Weighted average share price	185.9
Options, Exercise price	kr 0
No granted | kr	21,602
Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program | Maximum
Disclosure of Information on staff and remuneration
Weighted average share price	kr 220.5
Cost price	kr 224.4
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program
Disclosure of Information on staff and remuneration
Term (months)		P36M
Cost price		kr 138.6
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program | Minimum
Disclosure of Information on staff and remuneration
Weighted average share price		127.30
Options, Exercise price		kr 0
No granted | kr		22,915